Employee Benefit Plans and Postretirement Benefits - Net Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other post-employment benefits	$ (2,614)	$ (2,427)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	19	67
Pension, postretirement and other post-employment benefits	(952)	(843)
Net liability recognized at end of year	(933)	(776)
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other post-employment benefits	(1,136)	(1,019)
Net liability recognized at end of year	(1,136)	(1,019)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other post-employment benefits	(526)	(565)
Net liability recognized at end of year	$ (526)	$ (565)